RevenueShares ETF Trust

One Commerce Square

2005 Market Street, Suite 2020

Philadelphia, PA 19103

215-854-8181

November 24, 2015

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	RevenueShares ETF Trust (“Registrant”)
File Nos. 333-139501 and 811-21993

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system the enclosed risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the risk/return summary disclosure required by Form N-1A, which disclosure was included in the supplement to the prospectuses dated October 28, 2015, for each series of the Trust, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on November 3, 2015 (Accession No. 0000891092-15-009564) pursuant to Rule 497(e) under the 1933 Act.

Please direct any questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

By:	/s/ Jennifer L. Fox
Jennifer L. Fox
Secretary of the Registrant

Cc:	Vincent T. Lowry
Michael D. Mabry, Esquire
Valerie Lithotomos